Risk management (Tables)	12 Months Ended
Dec. 31, 2025
Risk management [abstract]
Outstandings per line of business

Outstandings per line of business (*) [1,2,3]
in EUR million		Wholesale Banking		Retail Banking		Corporate line		Total
Rating class		2025	2024	2025	2024	2025	2024	2025	2024
Investment grade	1 (AAA)	43,030	53,363	34,022	29,151	27	1,790	77,079	84,304
	2-4 (AA)	70,691	72,462	68,484	63,187	1	4	139,175	135,653
	5-7 (A)	130,280	101,766	149,694	140,479	555	154	280,528	242,400
	8-10 (BBB)	119,661	129,429	175,823	155,375	3,240	3,662	298,724	288,466
Non-investment grade	11-13 (BB)	49,980	53,757	90,916	94,753			140,896	148,510
	14-16 (B)	8,900	7,396	33,663	31,165			42,563	38,561
	17 (CCC)	1,224	1,037	3,147	3,345	147	170	4,518	4,552
Performing Restructuring loans	18 (CC)	2,209	1,792	1,945	2,001			4,154	3,794
	19 (C)	637	560	1,678	1,760			2,315	2,321
Non-performing loans	20-22 (D)	4,602	5,204	8,393	8,100			12,995	13,303
Total		431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863

Industry
Private Individuals		1,893	2,116	406,589	377,712			408,482	379,827
Central Banks		40,270	61,091	15,713	15,044		1,785	55,983	77,919
Natural Resources		39,229	39,974	1,757	1,925			40,985	41,899
Real Estate		25,024	24,643	29,665	28,738			54,689	53,381
Commercial Banks		44,512	40,962	6,351	6,662	3,638	3,616	54,501	51,240
Non-Bank Financial Institutions		65,037	64,217	1,973	2,212	262	290	67,271	66,719
Central Governments		59,600	48,389	10,280	8,107	1	1	69,880	56,497
Transportation & Logistics		25,427	27,499	6,507	6,037			31,934	33,536
Utilities		26,378	25,517	2,431	2,196			28,809	27,713
Food, Beverages & Personal Care		13,798	13,827	11,298	10,419			25,096	24,246
Services		9,489	8,844	13,756	13,442	19	27	23,265	22,312
General Industries		13,235	10,512	9,655	8,812			22,890	19,324
Lower Public Administration		8,904	6,959	22,529	19,598			31,433	26,557
Other		58,418	52,218	29,261	28,412	50	62	87,730	80,691
Total		431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863

Outstandings per line of business (*) - continued [1,2,3]
	in EUR million	Wholesale Banking		Retail Banking		Corporate line		Total
	Region	2025	2024	2025	2024	2025	2024	2025	2024
Europe	Netherlands	35,165	44,421	180,030	164,590	526	1,903	215,720	210,913
	Belgium	25,786	26,506	99,055	95,584			124,841	122,091
	Germany	29,699	27,443	136,951	128,598	22	30	166,672	156,071
	Poland	23,740	21,190	34,223	30,946	3		57,966	52,136
	United Kingdom	30,475	28,257	252	265	78	91	30,805	28,613
	France	26,462	24,351	3,742	3,122	3	3	30,207	27,476
	Spain	15,568	11,990	31,015	28,507	38	36	46,620	40,533
	Luxembourg	28,844	26,176	4,587	5,139			33,431	31,314
	Rest of Europe	70,498	72,860	26,384	23,203	37	14	96,919	96,076
	America	83,269	86,402	2,304	2,402	201	232	85,775	89,037
	Asia	47,881	44,136	257	215	3,060	3,464	51,198	47,815
	Australia	11,673	10,887	48,938	46,723	1	8	60,613	57,618
	Africa	2,154	2,148	27	22			2,181	2,170
	Total	431,214	426,767	567,764	529,317	3,970	5,779	1,002,947	961,863
[1]Based on credit risk measurement contained in lending, pre-settlement, money market and investment activities.
[2]Based on the total amount of credit risk in the respective column using ING’s internal credit risk measurement methodologies. Economic sectors (industry) below 2% are not shown separately but grouped in Other.
[3]Geographical areas are based on country of residence, except for private individuals, for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area

Outstandings by economic sectors and geographical area (*) [1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2025
Private Individuals	133,644	47,047	114,235	18,871	29,412	117	2,734	2,038	18,761	183	128	41,294	20	408,482
Central Banks	8,742	6,621	13,938	1,499	577	3,791	6,088		6,912		6,426	1,388		55,983
Natural Resources	2,220	1,257	869	909	156	2,848	2,254	261	10,730	8,974	8,830	1,396	281	40,985
Real Estate	17,212	14,082	1,184	2,356	1,749	679	3,257	3,055	3,805	2,591	1,409	3,309		54,689
Commercial Banks	1,482	504	5,605	493	754	4,917	6,808	5,228	8,205	9,182	10,762	398	164	54,501
Non-Bank Financial Institutions	3,577	1,536	5,717	2,295	880	8,040	6,819	6,255	5,738	21,294	3,451	1,659	10	67,271
Central Governments	3,297	14,525	374	11,768	6,692	31	186	5,485	11,463	14,146	935	400	580	69,880
Transportation & Logistics	4,652	2,132	1,239	1,759	698	2,384	967	839	6,048	3,665	6,196	663	692	31,934
Utilities	1,678	1,868	3,890	1,127	1,932	3,184	539	593	4,291	6,144	1,376	2,067	121	28,809
Food, Beverages & Personal Care	8,415	3,675	604	2,425	340	261	1,472	801	2,998	2,358	1,269	476	1	25,096
Services	5,322	8,420	1,906	1,639	127	1,123	306	394	1,464	1,106	873	585	1	23,265
General Industries	5,118	3,232	1,304	2,957	208	262	476	550	4,399	2,575	1,461	322	25	22,890
Lower Public Administration	2,236	7,362	10,121	815	682		235	3,432	520	1,462	38	4,528		31,433
Other	18,125	12,579	5,685	9,053	2,413	3,169	1,290	1,277	11,584	12,097	8,044	2,127	287	87,730
Total	215,720	124,841	166,672	57,966	46,620	30,805	33,431	30,207	96,919	85,775	51,198	60,613	2,181	1,002,947

Rating class
Investment grade	171,615	74,908	148,033	41,249	41,114	25,930	29,551	24,917	71,116	71,271	45,214	50,441	147	795,507
Non-investment grade	40,889	45,899	16,505	14,477	4,771	4,664	3,586	5,048	22,521	12,841	5,430	9,527	1,821	187,976
Performing Restructuring	1,528	928	680	694	265	30	53	134	1,486	406	66	162	39	6,469
Non-performing loans	1,689	3,107	1,454	1,546	470	181	242	108	1,795	1,257	488	483	175	12,995
Total	215,720	124,841	166,672	57,966	46,620	30,805	33,431	30,207	96,919	85,775	51,198	60,613	2,181	1,002,947
[1]Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.

Outstandings by economic sectors and geographical area (*) [1]
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	Luxembourg	France	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	122,914	45,611	107,415	16,525	27,083	122	3,058	2,260	16,391	198	129	38,106	16	379,827
Central Banks	22,529	10,196	13,966	1,729	510	1,935	5,737		10,913		9,525	879		77,919
Natural Resources	2,197	1,531	881	778	152	3,021	2,503	405	11,212	8,475	8,989	1,593	159	41,899
Real Estate	16,749	13,387	1,218	2,085	1,595	552	3,446	2,713	3,707	3,220	1,066	3,642		53,381
Commercial Banks	1,285	314	4,129	695	376	4,733	5,268	5,074	7,779	10,700	9,394	1,336	157	51,240
Non-Bank Financial Institutions	2,872	1,766	5,147	2,874	249	8,479	6,031	5,932	5,174	23,367	3,518	1,255	55	66,719
Central Governments	1,416	11,009	51	9,435	5,308	48	82	3,202	9,203	15,377	288	488	589	56,497
Transportation & Logistics	4,290	2,076	1,426	1,623	679	2,262	828	765	7,407	3,983	6,912	504	781	33,536
Utilities	1,805	1,843	3,920	814	1,971	2,826	395	712	3,951	5,886	1,187	2,253	152	27,713
Food, Beverages & Personal Care	7,377	3,690	695	2,215	351	328	1,393	1,102	3,008	2,498	1,168	406	14	24,246
Services	4,919	8,431	1,852	1,538	122	869	540	310	1,271	1,265	516	680		22,312
General Industries	4,568	2,690	1,059	2,824	219	301	539	484	3,862	2,039	708	23	8	19,324
Lower Public Administration	782	6,824	7,435	608	557		246	3,091	476	1,554	44	4,941		26,557
Other	17,208	12,722	6,876	8,394	1,361	3,137	1,248	1,426	11,722	10,475	4,372	1,513	238	80,691
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863

Rating class
Investment grade	170,093	74,882	136,096	36,029	32,741	23,844	27,235	21,886	67,110	72,686	41,203	46,959	59	750,822
Non-investment grade	37,689	43,059	18,238	13,948	7,126	4,388	3,858	5,229	25,679	14,763	5,859	9,889	1,898	191,623
Performing Restructuring	1,579	1,078	305	701	234	59	56	54	1,369	443	30	203	4	6,114
Non-performing loans	1,552	3,071	1,432	1,458	432	322	166	307	1,918	1,145	723	568	210	13,303
Total	210,913	122,091	156,071	52,136	40,533	28,613	31,314	27,476	96,076	89,037	47,815	57,618	2,170	961,863
[1]Geographical areas are based on country of residence, except for Private Individuals for which the geographical areas are based on the primary country of risk.
Credit risk mitigation (*)
ING uses various techniques and instruments to mitigate the credit risk associated with an exposure and to reduce the losses incurred subsequent to a default by a customer. The most common terminology used in ING for credit risk protection is ‘cover’. While a cover may be an important mitigant of credit risk and an alternative source of repayment, generally it is ING’s practice to lend on the basis of the customer’s creditworthiness rather than relying on the value of the cover.
Cover forms (*)
Within ING, there are two distinct forms of covers. First, where the asset has been pledged to ING as collateral or security, ING has the right to liquidate it should the customer be unable to fulfil its financial obligation.
As such, the proceeds can be applied towards full or partial compensation of the customer's outstanding exposure. This may be tangible (such as cash, securities, receivables, inventory, plant and machinery, and mortgages on real estate properties) or intangible (such as patents, trademarks, contract rights, and licences). Second, where there is a third-
party obligation, indemnification or undertaking (either by contract and/or by law), ING has the right to claim from that third party an amount if the customer fails in its obligations. The most common examples are guarantees, such as parent guarantees, export credit insurances, or third-
party pledged mortgages. Insurance or reinsurance covers, including comprehensive private risk insurance (CPRI) may be recognised as guarantees and effectively function in an equivalent manner. ING accepts credit risk insurance companies and export credit agencies (ECAs) as cover providers.
Cover valuation methodology (*)
General guidelines for cover valuation are established with the objective of ensuring consistent application within ING. These also require that the value of the cover is monitored on a regular basis. Covers are revalued periodically and whenever there is reason to believe that the market is subject to significant changes in conditions. The frequency of monitoring and revaluation depends on the type of cover.
The valuation method also depends on the type of covers. For asset collateral, the valuation sources can be the customer’s balance sheet (e.g.
inventory, machinery, and equipment), nominal value (e.g. cash and receivables), market value (e.g. securities and commodities), independent valuations (e.g. commercial real estate) and market indices (e.g. residential real estate). For third-party obligations, the valuation is based on the value that is attributed to the contract between ING and that third party.
Where collateral values are used in the calculation of Stage 3 individual loan loss provisions, haircuts may be applied to the valuation in specific circumstances to sufficiently include all relevant factors impacting future cash flows. ING applies haircuts to the collateral values of real estate, shipping and aviation assets that are used in the calculation of the loss-
given-default in recovery scenarios. The haircut reflects the risks of adverse price developments between the moment of valuation of an asset and the actual settlement/cash receipt.
Cover values (*)
This section provides insight into the types of cover and the extent to which exposures benefit from collateral or guarantees. The disclosure differentiates between risk categories (lending, investment, money market and pre-settlement). The most relevant types of cover include mortgages
(market values), financial collateral (cash and securities), guarantees, and other covers (mainly pledges). The scope of covers in this overview has been revised due to CRR3 implementation to align with regulatory reporting. This explains the decrease in the values of 'other covers', which had only a limited effect on the fully covered part of the portfolio, as ING's portfolio remains well collateralised. Collateral covering financial market transactions is valued on a daily basis (margining), and is as such not included in the following tables. To mitigate the credit risk arising from financial markets transactions, the bank enters into legal agreements governing the exchange of financial collateral (high-quality government bonds and cash).
The cover values are presented for the total portfolio of ING, both the performing and non-performing portfolio.
Cover values including guarantees received

Cover values including guarantees received (*)
in EUR million		Cover type and value				Collateralisation
2025	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	407,552	905,028	5,317	37,473	842	7.8%	2.0%	90.2%
Business lending	383,536	186,276	31,834	166,953	215,177	42.1%	15.8%	42.1%
Investment and money market	151,639	—	—	1,506	—	99.6%	—%	0.4%
Total lending, investment and money market	942,727	1,091,304	37,151	205,932	216,019	36.6%	7.3%	56.1%
of which NPL	12,981	9,827	196	2,771	3,591	33.0%	18.5%	48.5%
Pre-settlement	60,220
Total Group	1,002,947

Cover values including guarantees received (*)
in EUR million		Cover type and value				Collateralisation
2024	Outstandings	Mortgages	Financial Collateral	Guarantees	Other covers	No cover	Partially covered	Fully covered
Consumer lending	378,832	865,466	6,257	25,428	55,115	6.5%	2.0%	91.5%
Business lending	368,570	163,143	24,838	119,410	484,148	34.1%	23.7%	42.2%
Investment and money market	153,493	—	—	1,115	95	99.3%	—%	0.7%
Total lending, investment and money market	900,894	1,028,609	31,095	145,953	539,357	33.6%	10.5%	55.9%
of which NPL	13,295	10,427	194	3,093	11,109	27.6%	27.7%	44.7%
Pre-settlement	60,968
Total	961,863

Information about credit quality of financial assets

Credit quality outstandings (*)
in EUR million	2025	2024
Performing not past due	879,378	823,478
Business lending performing past due	8,071	9,174
Consumer lending performing past due	895	802
Non-performing	12,981	13,295
Total lending and investment	901,325	846,749
Money market	41,402	54,145
Pre-settlement	60,220	60,968
Total	1,002,947	961,863

Aging analysis (past due but performing)

Ageing analysis (past due but performing): Consumer lending portfolio by geographic area, outstandings (*)
	in EUR million	2025				2024
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Netherlands	84	32	6	122	62	35	4	101
	Belgium	219	60	26	305	185	49	29	263
	Germany	70	37	22	129	65	37	24	125
	Poland	58	6	3	68	61	9	4	74
	Spain	22	17	9	48	12	16	8	36
	Luxembourg	25	5	4	34	22	6	3	32
	Rest of Europe	121	23	6	150	93	15	4	112
	America	0	1	0	1	0	0	0	1
	Asia	0	1	0	1	0	0	0	0
	Australia	29	8	1	38	38	19	2	59
	Africa	0	0	0	0	0	0	0	0
	Total	628	189	78	895	538	186	78	802

Ageing analysis (past due but performing): Business lending portfolio by geographic area, outstandings (*)
	in EUR million	2025				2024
	Region	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total	Past due for 1–30 days	Past due for 31–60 days	Past due for 61–90 days	Total
Europe	Netherlands	586	31	9	626	929	14		943
	Belgium	476	22	10	508	1,187	17	13	1,217
	Germany	415	2	2	419	215	3	2	220
	Poland	403	31	15	449	173	17	19	209
	United Kingdom	516	531		1,046	830	8		838
	France	73			73	194			194
	Spain	9			9	26			26
	Luxembourg	212	9	1	222	367	51	5	423
	Rest of Europe	899	17	3	919	630	4	46	681
	America	2,946	68		3,013	3,504	95		3,599
	Asia	133			133	310			310
	Australia	636	10	7	654	469	6		475
	Africa					39			39
	Total	7,303	720	47	8,071	8,873	215	86	9,174
Total past due but performing outstanding of business lending decreased by €1.1 billion. The decrease was mainly witnessed in the 1–30 days past due bucket (€1.6 billion) and was offset by the increase in 31-60 days (€0.5 billion) past due bucket, fully in the United Kingdom related to overdue fees. The largest decreases were in Belgium  (€0.7 billion) and America
(€0.6 billion), while the largest increase were in Australia (€0.2 billion),
Germany (€0.2 billion), Poland (€0.2 billion), and the United Kingdom (€0.2 billion).

Summary forborne portfolio

Summary Forborne portfolio (*)
in EUR million	2025				2024
Business line	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)
Wholesale Banking	5,910	3,194	2,716	1.7%	5,934	3,191	2,743	1.9%
Retail Banking	7,551	4,538	3,013	1.4%	6,883	3,987	2,897	1.3%
Total	13,461	7,732	5,729	1.5%	12,817	7,178	5,640	1.5%

Summary Forborne portfolio by forbearance type (*)
in EUR million	2025				2024
Forbearance type	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)	Outstandings	Of which: performing	Of which: non-performing	% of total portfolio(1)
Loan modification	11,883	6,581	5,302	1.3%	11,726	6,734	4,993	1.4%
Refinancing	1,578	1,151	427	0.2%	1,091	444	647	0.1%
Total	13,461	7,732	5,729	1.5%	12,817	7,178	5,640	1.5%
% of total portfolio is based on lending and investment outstandings.

Wholesale Banking: Forborne portfolio by geographical area (*)
	in EUR million	2025			2024
	Region	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Europe	Netherlands	316	191	124	217	69	148
	Belgium	3	3	0	172	165	7
	Germany	336	29	307	372	62	310
	Poland	662	305	357	630	284	346
	United Kingdom	676	516	160	444	266	178
	Italy	547	519	28	389	353	36
	Rest of Europe	1,081	558	523	1,339	940	399
	America	1,313	545	768	1,586	867	719
	Asia	711	313	398	652	111	541
	Australia	212	177	35	79	34	44
	Africa	53	37	15	54	40	15
	Total	5,910	3,194	2,716	5,934	3,191	2,743

Wholesale Banking: Forborne portfolio by economic sector (*)
in EUR million	2025			2024
Industry	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Natural Resources	605	308	297	781	424	356
Real Estate	945	375	570	1,115	703	412
Transportation & Logistics	145	48	97	214	83	131
Food, Beverages & Personal Care	629	289	340	810	415	395
Services	172	149	24	211	176	34
Automotive	263	139	124	332	183	149
Utilities	497	218	279	677	301	376
General Industries	197	42	155	127	70	58
Retail	111	41	70	149	21	128
Chemicals, Health & Pharmaceuticals	619	74	545	668	136	532
Builders & Contractors	179	174	4	122	118	5
Telecom[1]	1,314	1,166	148	486	383	103
Other	234	172	62	243	178	65
Total	5,910	3,194	2,716	5,934	3,191	2,743
[1]The presentation has been revised to separately disclose Telecom. Comparative figures have been adjusted accordingly.

Retail Banking: Forborne portfolio by geographical area (*)
	in EUR million	2025			2024
	Region	Outstandings	Of which: performing	Of which: non- performing	Outstandings	Of which: performing	Of which: non- performing
Europe	Netherlands	2,136	1,711	424	1,548	1,134	414
	Belgium	2,153	978	1,175	1,942	800	1,142
	Germany	1,304	965	338	1,379	1,052	327
	Poland	793	361	432	777	403	374
	Spain	92	55	37	159	127	31
	Italy	104	33	70	122	43	79
	Türkiye	22	16	6	13	9	4
	Romania	216	106	110	173	72	101
	Rest of Europe	91	32	59	102	50	52
	America	5		5	22	17	6
	Asia	1			1		1
	Australia	635	279	357	646	279	367
	Africa
	Total	7,551	4,538	3,013	6,883	3,987	2,897

Non-performing loans: outstandings

Non-performing Loans: Outstandings by economic sector and business lines (*) [1]
in EUR million	Wholesale Banking		Retail Banking		Total
Industry	2025	2024	2025	2024	2025	2024
Private Individuals	3	4	4,899	4,766	4,902	4,769
Natural Resources	945	965	115	99	1,061	1,064
Food, Beverages & Personal Care	372	452	325	357	697	809
Transportation & Logistics	251	347	227	157	478	504
Services	94	102	375	394	469	495
Real Estate	586	831	656	603	1,241	1,434
General Industries	243	236	471	451	713	687
Builders & Contractors	31	51	541	445	571	496
Retail	184	157	189	224	373	381
Utilities	336	582	26	19	362	600
Chemicals, Health & Pharmaceuticals	602	654	150	185	752	839
Telecom[2]	170	151	36	12	206	163
Other	771	666	383	387	1,154	1,052
Total	4,589	5,196	8,392	8,099	12,981	13,295
[1]Based on lending and investment outstandings.
[2]The presentation has been revised to separately disclose Telecom. Comparative figures have been adjusted accordingly.

Non-performing loans: Outstandings by economic sectors and geographical area (*)
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2025
Private Individuals	697	1,481	1,113	220	357	10	8	39	574	2	2	399	1	4,902
Natural Resources	137	84		28				14	584	23	191			1,061
Food, Beverages & Personal Care	167	94	1	94		19	6		126	59	131			697
Transportation & Logistics	87	40		136	47			22	72	22	10	1	41	478
Services	68	262		75	1		3	4	16	26	13			469
Real Estate	24	419	59	115	45		47	101	8	377		48		1,241
General Industries	137	138	38	196	20			13	130	10	31			713
Builders & Contractors	89	219	7	182				8	66					571
Retail	80	79	33	56			1	4	15	105				373
Utilities	14	10	19	8		151		1	12	80	33	35		362
Chemicals, Health & Pharmaceuticals	47	65	112	346			43	25	64	49				752
Telecom	37	4		3					15	146	2			206
Other	102	209	72	88		2	1	10	105	358	75		132	1,154
Total	1,686	3,105	1,454	1,546	470	181	108	242	1,786	1,257	488	483	175	12,981

Non-performing loans: Outstandings by economic sectors and geographical area (*)
in EUR million	Region													Total
Industry	Netherlands	Belgium	Germany	Poland	Spain	United Kingdom	France	Luxembourg	Rest of Europe	America	Asia	Australia	Africa	2024
Private Individuals	646	1,461	1,066	210	304	10	8	44	545	2	2	469		4,769
Natural Resources	13	54		33					569	31	343	21		1,064
Food, Beverages & Personal Care	196	154	1	93		23	5		158	51	127			809
Transportation & Logistics	93	40	3	124	47			1	136			1	59	504
Services	57	293	5	87	2	1	3	5	10	34				495
Real Estate	12	374	63	114	59		59	90	6	606		52		1,434
General Industries	153	123	24	147	20		2	1	170	17	30			687
Builders & Contractors	68	175	5	162				7	78					496
Retail	53	97	39	62			3		14	97	15	1		381
Utilities	13	8	25	21		285			12	128	109			600
Chemicals, Health & Pharmaceuticals	37	94	84	340		1	110		113	36		24		839
Telecom	7	1		3			44		14	90	4			163
Other	202	198	117	60		2	72	17	90	54	92		150	1,052
Total	1,549	3,071	1,432	1,457	432	322	307	166	1,916	1,145	723	567	210	13,295

Gross carrying amount per IFRS 9 stage and rating class

Gross carrying amount per IFRS 9 stage and rating class (*) [1,2]
in EUR million		12-month ECL (Stage 1)				Lifetime ECL not credit impaired (Stage 2)				Lifetime ECL credit impaired (Stage 3)				Total
Rating class		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions		Gross carrying amount		Provisions
		2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Investment grade	1 (AAA)	79,938	79,076	2	1	126	281							80,064	79,357	2	1
	2-4 (AA)	146,878	140,671	11	10	1,437	1,579	1	1					148,315	142,250	13	11
	5-7 (A)	299,699	244,241	39	21	5,394	6,908	6	8					305,093	251,149	45	29
	8-10 (BBB)	334,845	310,324	77	55	19,168	24,683	43	55					354,012	335,008	119	110
Non-investment grade	11-13 (BB)	156,373	154,348	165	190	17,217	18,479	89	91					173,589	172,827	254	281
	14-16 (B)	26,187	25,377	147	124	22,668	17,433	357	366					48,855	42,811	504	490
	17 (CCC)	412	905	5	8	4,682	3,992	224	173					5,094	4,897	228	181
Performing Restructuring	18 (CC)					4,349	4,059	262	233					4,349	4,060	262	233
	19 (C)					2,447	2,474	198	203					2,447	2,474	198	203
Non-performing loans	20-22 (D)									13,590	13,742	4,476	4,509	13,590	13,742	4,476	4,509
Total		1,044,332	954,943	446	409	77,487	79,888	1,179	1,130	13,590	13,742	4,476	4,509	1,135,409	1,048,574	6,101	6,049
[1]Compared to the credit risk portfolio, the differences are due to undrawn committed amounts (€200 billion; 2024: €156 billion) and other positions (2025: nil; 2024:€6 billion) not included in credit outstandings and non-IFRS 9 eligible assets (€ 68 billion; 2024: €75 billion) included in credit outstandings but not in the gross carrying amounts.
[2]Stage 3 lifetime credit impaired provision includes €29 million (2024: €21 million) on purchased or originated credit impaired.

Changes in loan loss provisions and gross carrying amounts

Changes in gross carrying amounts and loan loss provisions (*) [1,2]
in EUR million	12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total		12-month ECL (Stage 1)		Lifetime ECL not credit impaired (Stage 2)		Lifetime ECL credit impaired (Stage 3)		Total
	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions	Gross carrying amount	Provisions
	2025								2024
Opening balance	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049	937,633	517	75,454	1,435	11,956	3,887	1,025,043	5,839
Transfer into 12-month ECL (Stage 1)	21,773	21	-21,555	-199	-218	-35		-212	20,486	22	-20,236	-195	-249	-34		-207
Transfer into lifetime ECL not credit impaired (Stage 2)	-37,208	-50	38,174	533	-966	-115		368	-43,155	-49	43,900	429	-745	-96		285
Transfer into lifetime ECL credit impaired (Stage 3)	-2,534	-14	-2,172	-138	4,705	1,259		1,108	-2,980	-18	-2,856	-235	5,836	1,802		1,548
Net remeasurement of loan loss provisions		7		-53		349		302		-181		-137		185		-133
New financial assets originated or purchased	263,371	189			22	2	263,393	191	212,516	192					212,516	192
Financial assets that have been derecognised	-119,098	-78	-12,295	-147	-1,422	-240	-132,814	-465	-126,858	-76	-11,840	-153	-1,450	-257	-140,148	-485
Net drawdowns and repayments	-57,493		-5,739		-853		-64,085		-41,763		-4,393		-309		-46,465
Changes in models/risk parameters		-33		71		-35		3		8		-6		-22		-20
Increase in loan loss provisions		43		68		1,185		1,296		-102		-297		1,578		1,179
Write-offs					-937	-937	-937	-937					-1,017	-1,017	-1,017	-1,017
Disposals	-666	-3	-84	-3	-564	-286	-1,314	-291	-935	-1	-141	-8	-279	-215	-1,355	-225
Recoveries of amounts previously written off						58		58						69		69
Other movements	21,242	-4	1,269	-16	80	-53	22,591	-73		-5				208		203
Closing balance	1,044,332	446	77,487	1,179	13,590	4,476	1,135,409	6,101	954,943	409	79,888	1,130	13,742	4,509	1,048,574	6,049
[1]Stage 3 lifetime credit impaired provision includes €29 million (2024: €21 million) on purchased or originated credit impaired.
[2]The addition to the loan provision (in the consolidated statement of profit or loss) amounts to €1,304 million (2024: €1,194 million) of which €1,301 million (2024: €1,170 million) related to IFRS 9 eligible financial assets, €-5 million (2024: €9 million) to IFRS eligible commitments and €8 million (2024: €15 million) to modification gains and losses on restructured financial assets.

Management Adjustments

Management adjustments to ECL models (*)
in EUR million	2025	2024
Commercial Real Estate/ Inflation and interest rate increases		50
Economic sector / portfolio based adjustments	9	38
Mortgage portfolio adjustments	121	112
Climate transition risk	47	29
Other Post Model Adjustments	7	-27
Total management adjustments	183	203

Sensitivity analysis for credit risk

Sensitivity analysis as at December 2025 (*)
		2026	2027	2028	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	2.9	2.3	288	20%	389
	Unemployment	3.5	3.2	3.2
	HPI	8.2	8.5	7.0
Baseline scenario	Real GDP	1.1	1.4	1.5	364	60%
	Unemployment	4.0	3.9	4.1
	HPI	4.4	3.0	2.9
Downside scenario	Real GDP	-1.2	-0.9	0.2	566	20%
	Unemployment	5.5	6.5	7.4
	HPI	-0.8	-5.1	-5.1
Germany Upside scenario	Real GDP	2.8	3.0	1.8	584	20%	633
	Unemployment	3.0	2.4	2.2
	HPI	8.2	9.8	9.4
Baseline scenario	Real GDP	1.1	1.5	1.3	623	60%
	Unemployment	3.5	3.2	3.1
	HPI	5.0	6.2	6.3
Downside scenario	Real GDP	-1.7	-1.1	0.4	713	20%
	Unemployment	4.7	5.3	5.6
	HPI	0.9	0.4	2.7
Belgium Upside scenario	Real GDP	2.7	2.3	1.9	544	20%	596
	Unemployment	5.1	4.6	4.5
	HPI	5.2	4.9	5.4
Baseline scenario	Real GDP	1.1	1.4	1.6	585	60%
	Unemployment	5.9	5.6	5.5
	HPI	3.7	4.2	4.4
Downside scenario	Real GDP	-1.5	0.1	1.4	682	20%
	Unemployment	7.0	7.7	7.9
	HPI	1.8	2.6	2.6
United States Upside scenario	Real GDP	3.2	2.9	2.7	64	20%	105
	Unemployment	3.2	2.5	2.6
	HPI	4.8	9.4	10.9
Baseline scenario	Real GDP	2.0	2.0	2.0	92	60%
	Unemployment	4.3	4.1	4.1
	HPI	1.4	2.7	3.6
Downside scenario	Real GDP	-0.4	-0.1	0.8	184	20%
	Unemployment	6.7	7.2	7.5
	HPI	-5.1	-7.9	-5.5
[1]Excluding management adjustments.

Sensitivity analysis as at December 2024 (*)
		2025	2026	2027	Unweighted ECL (€ mln)	Probability-weighting	Reportable ECL (€ mln)[1]
Netherlands Upside scenario	Real GDP	2.6	3.0	2.5	193	20%	270
	Unemployment	3.5	3.3	3.3
	HPI	18.9	11.7	2.5
Baseline scenario	Real GDP	1.5	1.4	1.5	249	60%
	Unemployment	4.0	4.1	4.3
	HPI	9.1	3.5	2.4
Downside scenario	Real GDP	-0.4	-1.4	-0.2	411	20%
	Unemployment	5.7	7.2	8.1
	HPI	-3.7	-7.2	2.2
Germany Upside scenario	Real GDP	2.0	2.8	1.6	510	20%	548
	Unemployment	2.9	2.4	2.0
	HPI	5.4	8.9	9.9
Baseline scenario	Real GDP	0.5	1.1	1.2	540	60%
	Unemployment	3.4	3.3	3.2
	HPI	2.6	5.6	6.3
Downside scenario	Real GDP	-1.7	-1.7	0.3	609	20%
	Unemployment	4.7	5.6	5.9
	HPI	-1.7	1.3	2.2
Belgium Upside scenario	Real GDP	2.2	2.6	2.1	534	20%	579
	Unemployment	5.1	5.0	4.9
	HPI	4.8	4.5	4.4
Baseline scenario	Real GDP	1.1	1.5	1.6	569	60%
	Unemployment	5.7	5.7	5.6
	HPI	3.2	4.1	3.8
Downside scenario	Real GDP	-0.6	-0.2	1.1	654	20%
	Unemployment	7.0	8.0	8.0
	HPI	1.2	2.9	2.5
United States Upside scenario	Real GDP	3.1	3.5	3.2	74	20%	113
	Unemployment	3.4	2.4	2.3
	HPI	4.3	8.4	9.4
Baseline scenario	Real GDP	2.0	2.0	2.0	101	60%
	Unemployment	4.2	4.1	4.0
	HPI	3.3	3.7	3.9
Downside scenario	Real GDP	-0.1	-1.1	-0.4	187	20%
	Unemployment	5.9	7.3	8.0
	HPI	-0.7	-3.0	-2.5
[1]Excluding management adjustments.

Reconciliation of model ECL to total ECL

Reconciliation of reportable collective ECL to total ECL (*)
in EUR million	2025	2024
Total reportable collective provisions	3,168	2,975
ECL from individually assessed impairments	2,750	2,871
ECL from management adjustments	183	203
Total ECL	6,101	6,049

Asset class category average threshold investment grade

Quantitative SICR thresholds (*)
	2025		2024
Average threshold ratio	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)	Investment grade (rating grade 1-10)	Non-investment grade (rating grade 11-17)
Asset class category
Mortgages	2.9	2.4	2.9	2.4
Consumer lending	2.9	2.3	2.8	2.1
Business lending	2.7	2.0	2.7	2.1
Governments and financial institutions	2.9	1.8	2.9	1.9
Other Wholesale Banking	2.7	1.9	2.7	1.9

Net interest income (NII) at risk

NII-at-Risk banking book per currency - year one (*)
in EUR million	2025		2024
	Ramped, floored		Ramped, floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	-182	205	-146	160
US dollar	1	-1	-4	5
Other	-74	94	-2	21
Total	-254	298	-153	186
EUR ramped (floored at -100bps) is at +/- 120bps in 1 year
USD ramped (floored at -100bps) is at +/- 120bps in 1 year

Net present value (NPV) at risk

NPV-at-Risk banking books per currency (*)
in EUR million	2025		2024
	floored		floored
	parallel ▼	parallel ▲	parallel ▼	parallel ▲
By currency
Euro	1,319	-2,593	154	-1,613
US dollar	273	-265	274	-266
Other	269	-267	321	-329
Total	1,862	-3,125	749	-2,208
EUR (floored at -100bps) is at +/- 120bps
USD (floored at -100bps) is at +/- 120bps

Non-derivative financial instruments to transition to alternative benchmarks

Non-derivative financial instruments to transition from WIBOR to POLSTR (*)
	Financial assets non-derivative	Financial liabilities non- derivative	Off-balance sheet commitments
in EUR million	Carrying value	Carrying value	Nominal value
31 December 2025	25,333	360	2,301
31 December 2024	19,202	134	1,544

Derivative financial instruments to transition to alternative benchmarks

Derivative financial instruments to transition from WIBOR to POLSTR (*)
	31 December 2025	31 December 2024
in EUR million	Nominal value	Nominal value
WIBOR	196,133	110,189

Disclosure of detailed information about hedging instruments

Notional amounts of hedging instruments from WIBOR to POLSTR (*)
	31 December 2025	31 December 2024
in EUR million	Nominal value	Nominal value
WIBOR	97,492	99,663
ING uses the following derivative financial instruments in a fair value hedge accounting relationship:

Gross carrying value of derivatives designated under fair value hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2025	2025	2024	2024
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	2,831	4,294	3,080	5,673
– Other interest derivatives	213	13	207	23
Hedging instrument on FX rate risk
– Cross currency swaps			12	3

Gross carrying value of derivatives used for cash flow hedge accounting
	Assets	Liabilities	Assets	Liabilities
in EUR million	2025	2025	2024	2024
As at 31 December
Hedging instrument on interest rate risk
– Interest rate swaps	9,414	10,066	10,635	12,814
Hedging instrument on FX rate risk
– Cross currency swaps	1,042	139	472	339
Hedging instrument on combined interest and FX rate risk
– Cross currency interest rate swaps	63			10

Net banking currency exposures banking books

Foreign currency exposures banking books (*)
in EUR million	Foreign Investments		Hedges		Net exposures
	2025	2024	2025	2024	2025	2024
US Dollar	9,698	11,251	-4,500	-4,823	5,198	6,429
Pound Sterling	1,584	1,674	-515	-484	1,069	1,190
Polish Zloty	4,652	4,292	-2,009	-1,616	2,643	2,677
Australian Dollar	3,307	3,373	-1,933	-2,161	1,374	1,212
Turkish Lira	469	557	0	0	469	557
Chinese Yuan	2,015	2,439	1	-830	2,016	1,609
Russian Rouble	597	396	0	0	597	396
Romanian Leu	913	913	-228	-176	685	736
Thai Baht	1,307	1,266	-829	-838	478	428
Other currency	3,032	3,346	-1,995	-2,748	1,036	599
Total	27,573	29,509	-12,008	-13,675	15,565	15,834
1.The FX sensitivity is expressed as the FX spot equivalent position.

Revaluation reserve equity securities at fair value through other comprehensive income

Revaluation reserve equity securities at fair value through other comprehensive income (*)
in EUR million	2025	2024
Positive remeasurement	1,456	1,820
Negative remeasurement	-12	-4
Total	1,444	1,816

Most important foreign exchange year-end trading positions

Most important foreign exchange year-end trading positions (*)
in EUR million	2025		2024
Foreign exchange		Foreign exchange
US Dollar	-260	US Dollar	-93
Turkish Lira	229	Turkish Lira	84
Chinese Yuan	88	Korean Won	62
Japanese Yen	-49	Japanese Yen	61
Romanian Leu	42	Chinese Yuan	-37

Most important interest rate and credit spread sensitivities explanatory

Most important interest rate and credit spread sensitivities at year-end (*)
in EUR thousand	2025		2024
Interest rate (BPV) [1]		Interest rate (BPV) [1]
Euro	-312	Euro	-799
US Dollar	-161	US Dollar	-198
British Pound	-133	British Pound	-189
Japanese Yen	133	Korean Won	-54
Philippine Peso	-98	Philippine Peso	-54

Credit spread (CSO1) [2]		Credit spread (CSO1) [2]
France	178	United States	193
United Kingdom	111	Netherlands	-165
Netherlands	75	France	-113
Indonesia	-63	Poland	69
South Korea	63	Germany	49
1.Basis point value (BPV) measures the impact on value of a one basis point increase in interest rates.
2.Credit spread sensitivity (CS01) measures the impact on value of a one basis point increase in credit spreads. Exposures to supranational institutions are not assigned to a specific country.
Credit spread sensitivities per risk class and sector explanatory

Credit spread sensitivities per risk class and sector at year-end (*)
	2025		2024
in EUR thousand	Corporate	Financial institutions	Corporate	Financial institutions
Credit spread (CSO1) [1]
Risk classes
1 (AAA)	-2	-19	-2	-118
2–4 (AA)	26	-13	-44	-27
5–7 (A)	64	-37	49	-246
8–10 (BBB)	191	-54	93	-76
11–13 (BB)	38	-14	38	-13
14–16 (B)	56	8	23	-12
17–22 (CCC and NPL)	6	4	4	2
Total	378	-124	162	-489
[1]Credit Spread Sensitivity (CS01) measures the impact on value of a 1 basis point increase in credit spreads.